Convertible notes, at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Convertible notes, at fair value
Summary of balance of convertible notes measured at fair value

	December 31, 2022	December 31, 2021
Convertible notes, at fair value	354,080,264	318,466,215